Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2012
Registrant Name	dei_EntityRegistrantName	UBS MONEY SERIES
Central Index Key	dei_EntityCentralIndexKey	0001060517
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2012
UBS Select Prime Institutional Fund (Prospectus Summary) | UBS Select Prime Institutional Fund | UBS Select Prime Institutional Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SELXX
UBS Select Treasury Institutional Fund (Prospectus Summary) | UBS Select Treasury Institutional Fund | UBS Select Treasury Institutional Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SETXX
UBS Select Tax-Free Institutional Fund (Prospectus Summary) | UBS Select Tax-Free Institutional Fund | UBS Select Tax-Free Institutional Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STFXX
UBS Select Prime Preferred Fund (Prospectus Summary) | UBS Select Prime Preferred Fund | UBS Select Prime Preferred Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPPXX
UBS Select Treasury Preferred Fund (Prospectus Summary) | UBS Select Treasury Preferred Fund | UBS Select Treasury Preferred Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STPXX
UBS Select Tax-Free Preferred Fund (Prospectus Summary) | UBS Select Tax-Free Preferred Fund | UBS Select Tax-Free Preferred Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFPXX
UBS Select Prime Investor Fund (Prospectus Summary) | UBS Select Prime Investor Fund | UBS Select Prime Investor Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPIXX
UBS Select Treasury Investor Fund (Prospectus Summary) | UBS Select Treasury Investor Fund | UBS Select Treasury Investor Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STRXX
UBS Select Tax-Free Investor Fund (Prospectus Summary) | UBS Select Tax-Free Investor Fund | UBS Select Tax-Free Investor Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFRXX
UBS Select Prime Capital Fund (Prospectus Summary) | UBS Select Prime Capital Fund | UBS Select Prime Capital Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPCXX
UBS Select Treasury Capital Fund (Prospectus Summary) | UBS Select Treasury Capital Fund | UBS Select Treasury Capital Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STCXX
UBS Select Tax-Free Capital Fund (Prospectus Summary) | UBS Select Tax-Free Capital Fund | UBS Select Tax-Free Capital Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STEXX